Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of significant accounting policies
Schedule of useful lives of intangible finite lived intangible assets on a straight-line basis

Computer software	2	-	7	years
Customer relationships	5	-	15	years
Technology	5	-	15	years

Schedule useful lives of property, plant and equipment on a straight-line basis

Buildings	30	-	40	years
Plant and machinery	3	-	40	years
Molds	2	-	3	years
Office equipment and vehicles	3	-	10	years